Related Party Balance and Transactions - Schedule of Amounts Due to Related Parties (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Amounts due to related parties		$ 0		$ 306,110		$ 0
Proceeds from related party debt		7,800,000	$ 1,002,146	0	$ 0
Repayments of related party debt		8,106,110	1,041,475	0	$ 0
Fire Lucky Investment Co., Ltd
Related Party Transaction [Line Items]
Proceeds from related party debt			$ 1,000,000
Repayments of related party debt	$ 1,000,000
Related party | Gaderway Investments Limited
Related Party Transaction [Line Items]
Amounts due to related parties		0		306,110		0
Related party | Fire Lucky Investment Co., Ltd
Related Party Transaction [Line Items]
Amounts due to related parties		$ 0		$ 0		$ 0
Related party | Fire Lucky Investment Co., Ltd | Loan agreement
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage		5.00%				5.00%